Debt (Narrative) (Details) (Revolving Credit Agreement [Member], USD $)	Dec. 31, 2013	Jul. 24, 2013
Credit Agreement
Revolving credit agreement borrowing capacity		$ 250,000,000
Amount drawn under credit agreement facility	0
Maximum [Member]
Credit Agreement
Amount by which the revolving credit agreement borrowing capacity may be increased		$ 250,000,000
Number or renewals available to extend the term of the credit agreement		2
Ratio of total debt to EBITDA, maximum ratio		5.0
Ratio of total debt to EBITDA following specified period of certain acquisitions, maximum ratio		5.5